SEGMENTS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 2,154	$ 3,352	$ 3,951
Amounts not allocated to segments [Abstract]
Depreciation and amortization	1,524	1,308	1,508
General and administrative expenses	1,236	1,239	1,217
Impairments Restructuring And Others	699	1,131	650
Inventory Step Up	381	0	0
Legal Settlements And Loss Contingencies	899	631	(111)
Financial expenses - net	(1,330)	(1,000)	(313)
Income before income taxes	824	2,352	3,638
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	8,039	7,361	6,987
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	7,971	7,286	6,941
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	3,310	2,925	2,346
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	4,661	4,361	4,595
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	68	75	46
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	993	838	1,036
General and administrative expenses	1,236	1,239	1,217
Impairments Restructuring And Others	699	1,131	650
Goodwil Impairments	900	0	0
Inventory Step Up	383	0	0
Purchase Of Research And Development In Process	423	21	0
Costs Related To Regulatory Actions Taken In Facilities	153	36	75
Legal Settlements And Loss Contingencies	899	631	(111)
Otehr Unallocated Amounts	$ 199	$ 113	$ 169